SCHEDULE OF CONCENTRATION OF REVENUES ON ACCRUAL BASIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Income/Expense
Total Income	$ 1,966,202	$ 1,840,866
Cost of Goods Sold
Gross Margin	(105,087)	781,277
Expense
Professional Fees	120,750	574,009
Office expenses	358,231	334,767
Rent	3,366	87,100
Total operating expense	482,347	995,876
Loss from operations	(587,434)	(214,598)
Other Income/Expense
Other Expense	100,277	(281)
Net loss for the year	(487,158)	(214,879)
Livento Group Inc and Livento Group LLC [Member]
Ordinary Income/Expense
Total Income	1,966,202	1,840,866	$ 1,570,297
Cost of Goods Sold
Total COGS	2,071,289	1,059,589	267,000
Gross Margin	(105,087)	781,277	1,303,297
Expense
Advertising & marketing	55,112	0	0
Computer and Internet Expenses	0	334,500	88,000
Bank Charges	1,048	267	267
Commissions & fees	15,292	0	0
Contract labor	129,467	0	0
Contractors	5,500	0	0
General business expenses	33,073	0	0
Interest paid	21,954	0	0
Legal & accounting services	55,272	0	0
Professional Fees	120,750	574,009	316,000
Office expenses	2,421	0	0
Payroll expenses	42,000	0	0
Rent	3,366	87,100	0
Travel	7,093	0	0
Uncategorized Expense	0	0	0
Total operating expense	482,347	995,876	404,267
Loss from operations	(587,434)	(214,598)	899,030
Other Income/Expense
Other Income	100,001	0	0
Other Expense	(276)	281	0
Net Other Income	100,277	(281)	0
Net loss for the year	(487,158)	(214,879)	899,030
Livento Group Inc and Livento Group LLC [Member] | Revenues [Member]
Ordinary Income/Expense
Total Income	1,966,202	1,840,866	1,570,297
Livento Group Inc and Livento Group LLC [Member] | Sales Discounts [Member]
Ordinary Income/Expense
Total Income	0	0	0
Livento Group Inc and Livento Group LLC [Member] | Merchandise Account Fees [Member]
Cost of Goods Sold
Total COGS	0	0	0
Livento Group Inc and Livento Group LLC [Member] | Professional Fees RTS [Member]
Cost of Goods Sold
Total COGS	393,879	345,000	267,000
Livento Group Inc and Livento Group LLC [Member] | Amortization RTS [Member]
Cost of Goods Sold
Total COGS	$ 1,677,410	$ 714,589	$ 0